Segment Disclosures - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Line Items]
Revenues	$ 2,171,626	$ 2,061,503	$ 8,378,708	$ 6,906,160
Long-lived Assets	4,312,151		4,523,026	8,087,043
United States [Member]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Line Items]
Revenues	2,171,626	$ 2,061,503	8,378,708	6,906,160
Long-lived Assets	$ 4,312,151		$ 4,523,026	$ 8,087,043